Related Party And Affiliate Transactions	12 Months Ended
Dec. 31, 2013
Related Party And Affiliate Transactions [Abstract]
Related Party And Affiliate Transactions

19. RELATED PARTY AND AFFILIATE TRANSACTIONS

Related Party	Description	2013	2012	2011
		(in thousands)
Wexford Capital LP	Expenses for legal, consulting, and advisory services	$ 149	$ 213	$ 263
Wexford Capital LP	Distributions paid	14,034	27,704	38,602
Wexford Capital LP	Partner's contribution	330	13	1,450
Rhino Eastern LLC	Equity in net (loss)/income of unconsolidated affiliate	(4,268)	6,014	2,988
Rhino Eastern LLC	Distributions from unconsolidated affiliate	-	2,958	3,351
Rhino Eastern LLC	Expenses for legal, health claims, workers' compensation and other expenses	4,666	6,175	4,662
Rhino Eastern LLC	Receivable for legal, health claims and workers’ compensation and other expenses	999	559	1,974
Rhino Eastern LLC	Investment in unconsolidated affiliate	19,369	21,367	18,311
Timber Wolf Terminals LLC	Investment in unconsolidated affiliate	114	114	-
Muskie Proppants LLC	Investment in unconsolidated affiliate	1,761	1,743	-
Muskie Proppants LLC	Equity in net (loss) of unconsolidated affiliate	(461)	(257)	-
Muskie Proppants LLC	Note receivable from unconsolidated affiliate	206	-	-

From time to time, employees from Wexford Capital perform legal, consulting, and advisory services to the Partnership. The Partnership incurred expenses of $0.1 million for the year ended December 31, 2013, $0.2 million for the year ended December 31, 2012 and $0.3 million for the year ended December 31, 2011 for legal, consulting, and advisory services performed by Wexford Capital.

During 2012, the Partnership provided loans to Rhino Eastern, a joint venture between the Partnership and Patriot, totaling approximately $11.9  million that were fully repaid as of December 31, 2012. During 2011, the Partnership provided loans based upon its ownership share to Rhino Eastern totaling approximately $5.8 million that were fully repaid as of December 31, 2011.  The Partnership did not provide any loans to Rhino Eastern during 2013.

From time to time, the Partnership has allocated and paid expenses on behalf of the Rhino Eastern joint venture. During the years ended December 31, 2013, 2012 and 2011, the Partnership paid expenses for legal, health claims and workers’ compensation of $4.7 million, $6.2 million and $4.7 million, respectively, on behalf of Rhino Eastern that were subsequently billed and paid by Rhino Eastern to the Partnership.